Borrowings and debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-Term Borrowings	$ 331,585	$ 1,573,663
Short-Term, Debt	49,350	22,000
Short-Term, Lease Liabilities	1,244	1,145
Long-term, Borrowings	475,852	721,963
Long-term Debt	1,109,484	800,770
Long-term, Lease Liabilities	17,555	18,769
Borrowings and debt, net	1,985,070	3,138,310
Borrowing and Debt Principal [Member]
Short-Term Borrowings	331,585	1,573,663
Short-Term, Debt	49,350	22,000
Short-Term, Lease Liabilities	1,244	1,145
Long-term, Borrowings	477,010	723,419
Long-term Debt	1,116,033	802,676
Long-term, Lease Liabilities	17,555	18,769
Borrowings and debt, net	1,992,777	3,141,672
Prepaid commissions [member]
Short-Term Borrowings	0	0
Short-Term, Debt	0	0
Short-Term, Lease Liabilities	0	0
Long-term, Borrowings	(1,158)	(1,456)
Long-term Debt	(6,549)	(1,906)
Long-term, Lease Liabilities	0	0
Borrowings and debt, net	(7,707)	(3,362)
Fixed interest rate [member]
Short-Term Borrowings	55,000	607,500
Short-Term, Debt	0	22,000
Floating interest rate [member]
Short-Term Borrowings	276,585	966,163
Short-Term, Debt	$ 49,350	$ 0